Pension, Health Care and Postretirement Benefits Other Than Pensions - Summary of the Components of the Net Pension Costs and Cumulative Other Comprehensive Loss Related to the Defined Benefit Pension Plans (Details) - Defined Benefit Pension - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Domestic Defined Benefit Pension Plans
Net pension cost (credit):
Service cost	$ 7,259	$ 21,711	$ 22,291
Interest cost	32,161	31,085	26,498
Expected return on plan assets	(53,005)	(48,275)	(50,197)
Amortization of prior service cost	3,530	1,362	1,205
Amortization of actuarial losses		6,210	4,532
Ongoing pension cost (credit)	(10,055)	12,093	4,329
Settlement cost (credit)	37,648	(1,990)
Curtailment cost	825
Net pension cost	28,418	10,103	4,329
Other changes in plan assets and projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial losses (gains) arising during the year	29,927	(65,829)	18,926
Prior service cost arising during the year	4,577	844	2,081
Amortization of actuarial losses		(6,210)	(4,532)
Amortization of prior service cost	(3,530)	(1,362)	(1,205)
(Loss) gain recognized for settlement	(37,648)	1,990
Prior service cost recognized for curtailment	(825)
Loss arising from curtailment	(742)
Exchange rate (loss) gain recognized during the year
Total recognized in Cumulative other comprehensive loss	(8,241)	(70,567)	15,270
Total recognized in net pension cost and Cumulative other comprehensive loss	20,177	(60,464)	19,599
Foreign Defined Benefit Pension Plans
Net pension cost (credit):
Service cost	8,160	7,039	4,225
Interest cost	9,486	8,177	7,441
Expected return on plan assets	(10,837)	(9,070)	(6,915)
Amortization of prior service cost
Amortization of actuarial losses	1,518	1,833	1,540
Ongoing pension cost (credit)	8,327	7,979	6,291
Settlement cost (credit)	(374)	71	4,231
Net pension cost	7,953	8,050	10,522
Other changes in plan assets and projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial losses (gains) arising during the year	(5,107)	(13,960)	17,030
Prior service cost arising during the year
Amortization of actuarial losses	(1,518)	(1,833)	(1,540)
Amortization of prior service cost
(Loss) gain recognized for settlement	374	(71)
Exchange rate (loss) gain recognized during the year	(1,890)	4,133	(11,627)
Total recognized in Cumulative other comprehensive loss	(8,141)	(11,731)	3,863
Total recognized in net pension cost and Cumulative other comprehensive loss	$ (188)	$ (3,681)	$ 14,385